Shareholder Report, Holdings (Details) - X-SQUARE MUNICIPAL INCOME ETF	Sep. 30, 2024
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.784%, 07/01/2058
Holdings [Line Items]
Percent of Net Asset Value	26.39%
Commonwealth of Puerto Rico, 4.00%, 07/01/2035
Holdings [Line Items]
Percent of Net Asset Value	15.41%
Matching Fund Special Purpose Securitization Corp., 5.00%, 10/01/2039
Holdings [Line Items]
Percent of Net Asset Value	11.05%
Commonwealth of Puerto Rico, 5.625%, 07/01/2027
Holdings [Line Items]
Percent of Net Asset Value	8.74%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2047
Holdings [Line Items]
Percent of Net Asset Value	7.12%
Commonwealth of Puerto Rico, 5.75%, 07/01/2031
Holdings [Line Items]
Percent of Net Asset Value	6.88%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2037
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2028
Holdings [Line Items]
Percent of Net Asset Value	6.49%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.329%, 07/01/2040
Holdings [Line Items]
Percent of Net Asset Value	4.97%
Territory of Guam, 4.00%, 01/01/2036
Holdings [Line Items]
Percent of Net Asset Value	2.27%
1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	8.47%
3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	6.49%
5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	6.88%
10 Years
Holdings [Line Items]
Percent of Net Asset Value	76.95%